Share-Based Payments (Details) - Schedule of weighted average exercise price and share options - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share Option Agreement [Member]
Share-Based Payments (Details) - Schedule of weighted average exercise price and share options [Line Items]
Weighted average exercise price per share, beginning balance (in Dollars per share)	$ 8.46	$ 8.46
Numbers of options, beginning balance	887,002	887,002
Weighted average exercise price per share, Granted during the year (in Dollars per share)
Numbers of options, Granted during the year
Weighted average exercise price per share, Forfeited during the year (in Dollars per share)
Numbers of options, Forfeited during the year
Weighted average exercise price per share, Exercised during the year (in Dollars per share)
Numbers of options, Exercised during the year
Weighted average exercise price per share, Expired during the year (in Dollars per share)
Numbers of options, Expired during the year
Weighted average exercise price per share, ending balance (in Dollars per share)	$ 8.46	$ 8.46
Number of restricted shares, ending balance	887,002	887,002
2020 ESOP Plan [Member]
Share-Based Payments (Details) - Schedule of weighted average exercise price and share options [Line Items]
Weighted average exercise price per share, beginning balance (in Dollars per share)	$ 0.01	$ 0.01
Numbers of options, beginning balance	1,125,334	1,125,334
Number of restricted shares, beginning balance	101,666	101,666
Weighted average exercise price per share, Granted during the year (in Dollars per share)
Numbers of options, Granted during the year
Number of restricted shares, Granted during the year
Weighted average exercise price per share, Forfeited during the year (in Dollars per share)
Numbers of options, Forfeited during the year
Number of restricted shares, Forfeited during the year
Weighted average exercise price per share, Exercised during the year (in Dollars per share)
Numbers of options, Exercised during the year
Number of restricted shares, Exercised during the year
Weighted average exercise price per share, Expired during the year (in Dollars per share)
Numbers of options, Expired during the year
Number of restricted shares, Expired during the year
Weighted average exercise price per share, ending balance (in Dollars per share)	$ 0.01	$ 0.01
Number of restricted shares, ending balance	1,125,334	1,125,334
Number of restricted shares, ending balance	101,666	101,666